Common shares and treasury shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2023	Nov. 30, 2022	Nov. 16, 2021	Sep. 09, 2021	Dec. 31, 2020
Basic and diluted net income per share
Transfer from treasury shares to issued common shares for vested restricted share units	7,240,060	3,567,640	1,442,020
Repurchase of common stock	$ 322,887	$ 138,677	$ 392,984
Class A common shares
Basic and diluted net income per share
Common shares, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued	1,317,840,464	1,317,840,464	1,317,840,464
Common shares, shares outstanding	890,843,639	1,066,177,028	1,146,336,305
Number of shares repurchased	182,576,920	84,507,180	130,309,760
Average price per ADS	$ 29.9584	$ 32.6786	$ 60.3154
Average price per share	$ 1.4979	$ 1.6339	$ 3.0158
Aggregate consideration	$ 273,500	$ 138,100	$ 393,000
Class B common shares
Basic and diluted net income per share
Common shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued	326,509,555	326,509,555	326,509,555
Common shares, shares outstanding	326,509,555	326,509,555	326,509,555
Restricted shares | Class A common shares
Basic and diluted net income per share
Issuance of common share (in shares)	3,471	780,263	3,631,640
September 2021 share repurchase plan
Basic and diluted net income per share
Aggregate consideration			$ 235,700
Total outstanding share repurchase program							$ 200,000
November 2021 share repurchase plan
Basic and diluted net income per share
Total outstanding share repurchase program				$ 530,000	$ 800,000	$ 1,000,000
Repurchase of common stock	$ 273,500
Common shares | Class A common shares
Basic and diluted net income per share
Common shares, shares outstanding	890,843,639	1,066,177,028	1,146,336,305					1,272,346,218
Transfer from treasury shares to issued common shares for vested restricted share units	7,240,060	3,567,640	1,442,020
Repurchase of common stock	$ 4
Common shares | Class B common shares
Basic and diluted net income per share
Common shares, shares outstanding	326,509,555	326,509,555	326,509,555					326,509,555
Repurchase of common stock		$ 0
ADS
Basic and diluted net income per share
Number of shares repurchased	9,128,846	4,225,359	6,515,488